Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2015, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	243	342

Currency collars	268	401

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	118

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2015 and December 31, 2014 is presented in the table below:

	As at December 31, 2015		As at December 31, 2014
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	3	Other current assets	—
Currency collars	Other non-current assets	1	Other non-current assets	—
Currency collars	Other current assets	1	Other current assets	—

Total derivatives designated as a hedge		5		—

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	1	Other current assets	1

Total derivatives not designated as a hedge:		1		1

Total Derivatives		6		1

	As at December 31, 2015		As at December 31, 2014
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(18)	Other payables and accrued liabilities	(43)
Currency collars	Other payables and accrued liabilities	(6)	Other payables and accrued liabilities	(28)

Total derivatives designated as a hedge		(24)		(71)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(2)

Total derivatives not designated as a hedge:		(1)		(2)

Total Derivatives		(25)		(73)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2015 and December 31, 2014 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2015 and December 31, 2014 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2015	December 31, 2014		December 31, 2015	December 31, 2014
Foreign exchange forward contracts	(14)	(30)	Cost of sales	(63)	2
Foreign exchange forward contracts	(1)	(5)	Selling, general and administrative	(8)	0
Foreign exchange forward contracts	(4)	(10)	Research and development	(29)	3
Currency options	—	—	Cost of sales	—	(1)
Currency collars	(3)	(20)	Cost of sales	(42)	(2)
Currency collars	—	(4)	Selling, general and administrative	(6)	(1)
Currency collars	(1)	(7)	Research and development	(22)	(3)

Total	(23)	(76)		(170)	(2)

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge

The effect on the consolidated statements of income for the year ended December 31, 2015 and December 31, 2014 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2015	December 31, 2014
Foreign exchange forward contracts	Other income and expenses, net	11	10
Total		11	10

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2015:

		Fair Value Measurements using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury Bonds	335	335	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	(19)	—	(19)	—

Total	335	354	(19)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2014:

		Fair Value Measurements using
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury Bonds	334	334	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	(71)	—	(71)	—
Derivative instruments not designated as a hedge	(1)	—	(1)	—

Total	281	353	(72)	—

Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3)

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2015 and December 31, 2015 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2015	—
Assets held for sale	1

December 31, 2015	1

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2015 and 2014:

	2015			2014
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1	1,099	1,099	1,271	1,271
Long-term debt
- Bank loans (including current portion)	2	708	708	917	917
- Senior unsecured convertible bonds (2)	1	904	960	888	967

(1)	Cash equivalents primarily correspond to deposits at call with banks.
(2)

The carrying amount of the senior unsecured convertible bonds as reported above corresponds to the liability component only, since, at initial recognition, an amount of $121 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the issued convertible bonds.